Annual Total Returns[BarChart] - Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF - Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	2016	2017	2018	2019
Total	9.09%	8.12%	(2.38%)	11.25%